Income Taxes (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefits		$ 0
Tax Cuts and Jobs Act of 2017 deferred tax benefit	$ 12,043
Tax Cuts and Jobs Act of 2017 deferred tax benefit per share	$ 1.20
Effective tax rate			27.05%	39.07%	39.50%
Income tax benefit related to lower rate				$ 209
Federal tax rate				35.00%	34.00%
Minimum taxable income where the federal tax rate increases				$ 10,000
Tax expense related to Discontinued operations		2,542	$ 45,286	(21)
Provision to return adjustment		18,000
Current income tax benefit (expense)		16,024	(43,536)	$ 2,212
Current tax provision before adjustments		2,000
Opportunity Zone $50 mil
Provision to return adjustment		13,797
Opportunity Zone investment funds		50,000
Opportunity Zone $55 mil
State tax related to gains		4,213
Opportunity Zone investment funds		55,000
Discontinued Operations, Disposed of by Sale [Member]
Tax expense related to Discontinued operations			$ 44,600
Opportunity Zone investment funds		112,000
Deferred taxes of gains on sales reinvested in Opportunity Zone investments		$ 31,000
Gains excluded from tax once held five years		10.00%
Additional Gains excluded from tax after held seven years		5.00%